UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:  DECEMBER 31, 2006
                                                -----------------


Check here if Amendment [  ]; Amendment Number:
                                                 ------------
     This Amendment (Check only one.):      [    ]  is a restatement.
                                            [    ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         HANAWALT ASSOCIATES LLC
Address: 645 MADISON AVENUE, 6TH FLOOR
              NEW YORK, NEW YORK 10022


Form 13F File Number:   28-06706

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:         LAWRENCE S. PIDGEON
Title:        MEMBER - HANAWALT ASSOCIATES LLC
Phone:        (212) 404-4651

Signature, Place, and Date of Signing:

/S/ LAWRENCE S. PIDGEON             NEW YORK, NEW YORK         JANUARY 26, 2007
-----------------------             ------------------         ----------------
     [Signature]                       [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F-HR SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                   0
                                                     -

Form 13F Information Table Entry Total:              26
                                                     --

Form 13F Information Table Value Total:          $570,765
                                                 --------
                                               (thousands)




List of Other Included Managers:                     NONE


                                                                                                          VOTING AUTHORITY
                              TITLE OF                   MARKET   SHARE/    SHARE/  PUT/   INVESTMENT   ---------------------
NAME OF ISSUER                 CLASS       CUSIP         VALUE     PRN       PRN    CALL   DISCRETION   SOLE   SHARED   NONE
                                                         (USD)    AMOUNT
--------------------------------------------------------------------------------------------------------------------------------

AARON RENTS INC CMN           COM        002535201       14,224     494,225    SH             SOLE     14,224
AARON RENTS INC
  A CMN CLASS A               COM        002535300        3,698     140,200    SH             SOLE      3,698
AUTONATION, INC. CMN          COM        05329W102        1,026      48,142    SH             SOLE      1,026
AUTOZONE, INC. CMN            COM        053332102       30,808     266,600    SH             SOLE     30,808
BANK OF AMERICA CORP CMN      COM        060505104       44,299     829,729    SH             SOLE     44,299
BERKSHIRE HATHAWAY INC
  CL-A (DEL) CLASS A          COM        084670108        4,180          38    SH             SOLE      4,180
CBS CORPORATION CMN CLASS B   COM        124857202       50,278   1,612,500    SH             SOLE     50,278
CARMAX INC CMN                COM        143130102        2,853      53,200    SH             SOLE      2,853
CLEAR CHANNEL COMMUNICATIONS
  CMN                         COM        184502102       18,598     523,300    SH             SOLE     18,598
COCA-COLA CO CMN              COM        191216100       14,253     295,400    SH             SOLE     14,253
COMMERCE BANCORP INC N.J.
  CMN                         COM        200519106        3,830     108,600    SH             SOLE      3,830
CON-WAY INC CMN               COM        205944101       22,184     503,720    SH             SOLE     22,184
COSTCO WHOLESALE CORPORATION
  CMN                         COM        22160K105        4,836      91,479    SH             SOLE      4,836
DIRECTV GROUP INC CMN         COM        25459L106       14,996     601,300    SH             SOLE     14,996
IHOP CORP NEW CMN             COM        449623107        2,835      53,800    SH             SOLE      2,835
INTL SPEEDWAY CORP-CL A CMN
  CLASS A                     COM        460335201        8,743     171,300    SH             SOLE      8,743
LIBERTY MEDIA HLDG CORP CMN
  SERIES A INTERACTIVE        COM        53071M104       19,769     916,500    SH             SOLE     19,769
LOWES COMPANIES INC CMN       COM        548661107       28,409     912,000    SH             SOLE     28,409
MC DONALDS CORP CMN           COM        580135101       91,617   2,066,700    SH             SOLE     91,617
MERCURY GENERAL CORPORATION
  CMN                         COM        589400100        3,767      71,447    SH             SOLE      3,767
MOHAWK INDUSTRIES INC
  COMMON STOCK                COM        608190104       25,640     342,500    SH             SOLE     25,640
PRE PAID LEGAL SERVICES INC
  CMN                         COM        740065107        5,330     136,200    SH             SOLE      5,330
SEARS HOLDINGS CORPORATION
  CMN                         COM        812350106       21,532     128,219    SH             SOLE     21,532
TARGET CORP CMN               COM        87612E106       94,241   1,651,900    SH             SOLE     94,241
WAL MART STORES INC CMN       COM        931142103       38,297     829,300    SH             SOLE     38,297
WEYCO GROUP INC CMN           COM        962149100          522      21,000    SH             SOLE        522
                                                       ---------------------

                                                        570,765
